Related party balances and transactions (Basic information of related parties) (Detail)	12 Months Ended
Dec. 31, 2018
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Ultimate parent company
HIPDC [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Parent company
Sichuan Hydropower [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group	[1]
Hanfeng Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng (Tianjing) Coal Gasification Power Generation Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Tiancheng Financial Leasing [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Shidao Bay Nuclear Power Development Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Xiapu Nuclear Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Finance [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company and also a subsidiary of Huaneng Group
Huaneng Group Fuel Company and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Associates of the Company and also subsidiaries of Huaneng Group
Jilin Zhanyu Wind Power Asset Management Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Chongqing Huaneng Lime Company Limited [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Liaocheng Luxi Fuel Co., Ltd. Company [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Shanxi Transition and Comprehensive Reform District. Electricity Distribution Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Gucheng Yingdong Electricity Sales Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Chongqing Changyao Electricity Sales Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Zhengzhou Airport Xinggang Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Hainan Nuclear [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An associate of the Company
Shanghai Time Shipping [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Jiangsu Nantong Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Suzhou Sugao Renewables Service Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Huaneng Yingkou Port Limited Liability Company [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Luyi Power [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A joint venture of the Company
Hong Kong Energy and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Joint ventures of the Company	[2]
Huaneng Group Clean Energy Technology Research Institute Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Group Hong Kong Limited Company [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Beijing Changping Huaneng Training Center [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
North United Power Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Hulunbuir Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Tendering Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Ningxia Energy Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Renewables Corporation Limited and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Songyuan Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Nuclear Power Development Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Lancangjiang Hydropower Co., Inc. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Coal Business Sector Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Gansu Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Baishan Coal Gangue Power Generation Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Carbon Assets Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Property Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Energy & Communications Holdings Co., Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Tibet Yarlung Zangbo River Hydropower Development & Investment Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Xining Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Xinjiang Energy Development Company Ltd. and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Capital Services and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Shaanxi Power Generation Limited and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Huaneng Group Technology Innovation Center [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Alltrust Insurance Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Xi'an Thermal and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Subsidiaries of Huaneng Group
Great Wall Securities Co., Ltd. (Great Wall Securities) [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Hainan Industry Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Integrated Industries Management Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huaneng Shandong Shidao Bay Nuclear Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	A subsidiary of Huaneng Group
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	An investee with significant influence
Other government-related enterprises [member]
Disclosure of transactions between related parties [line items]
Nature of relationship	Related parties of the Company	[3]

[1]	Transactions with subsidiaries of Huaneng Group which also are associates of the Company and its subsidiaries are presented as transactions with subsidiaries of Huaneng Group for Note 37(a) and 37(b).
[2]	Hong Kong Energy and its subsidiaries were included in the consolidated financial statements as at 31 December 2018 for Note 41 (b). Prior to this, the transactions were listed in the disclosure of joint ventures of the Company.
[3]	Huaneng Group is a state-owned enterprise. In accordance with the revised IAS 24, "Related Party Disclosures", government-related enterprises, other than entities under Huaneng Group, which the PRC government has control, joint control or significant influence over are also considered as related parties of the Company and its subsidiaries ("other government-related enterprises").